Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Vontobel Asset Management, Inc.
Address: 450 Park Avenue 7th Floor

         New York, NY  10022

13F File Number:  28-4490

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joseph Mastoloni
Title:     Vice President/Compliance Officer
Phone:     212-415-7051

Signature, Place, and Date of Signing:

     Joseph Mastoloni     New York, NY     May 13, 2004


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     34

Form13F Information Table Value Total:     912398


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

No.  13F File Number               Name


1    28-4490                       Vontobel Asset Management, Inc.

                                                     FORM 13F INFORMATION TABLE
                               TITLE
                               OF                            VALUE  SHARES/ SH/ PUT/  INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER                 CLASS                CUSIP (x$1000)  PRN AMT PRN CALL  DSCRETN MANAGERS        SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ----- ------- ----------- -------- -------- --------
American Electric Power Inc.   COM              025537101     1765    53600 SH        SOLE                   53600
American Express Co.           COM              025816109    31778   612918 SH        SOLE                  612918
American Intl Group Inc.       COM              026874107    59560   834763 SH        SOLE                  834763
Banco Latinoamericano          CL E             P16994132     2045   112300 SH        SOLE                  112300
Banco Santander Chile New      SP ADR REP COM   05965X109     1160    43000 SH        SOLE                   43000
Berkshire Hathaway Inc. Del    CL A             084670108    88915      953 SH        SOLE                     953
Berkshire Hathaway Inc. Del    CL B             084670207    20145     6475 SH        SOLE                    6475
Chubb Corp                     COM              171232101    41860   601894 SH        SOLE                  601894
Cincinnati Finl Corp.          COM              172062101    55820  1284731 SH        SOLE                 1284731
Corus Bankshares Inc           COM              220873103    11660   289407 SH        SOLE                  289407
Diageo PLC                     Spon ADR New     25243Q205    23730   448800 SH        SOLE                  448800
Federal Home Loan Mortgage CorpCOM              313400301    82205  1391877 SH        SOLE                 1391877
Federal National Mortgage Assn COM              313586109    83000  1116314 SH        SOLE                 1116314
Fifth Third Bancorp            COM              316773100    41240   744759 SH        SOLE                  744759
General Mills Inc.             COM              370334104    11260   241262 SH        SOLE                  241262
Golden West Finl Corp. Del     COM              381317106     8360    74640 SH        SOLE                   74640
Harley Davidson Inc.           COM              412822108    18340   343831 SH        SOLE                  343831
HCA Inc.                       COM              404119109    30590   753108 SH        SOLE                  753108
Health Management Associates   New COM          421933102    35450  1527185 SH        SOLE                 1527185
Knight Ridder Inc.             COM              499040103     4745    64757 SH        SOLE                   64757
Kookmin Bank                   Spons ADR        50049M109     1180    29200 SH        SOLE                   29200
Liz Claiborne Inc              COM              539320101    14520   395812 SH        SOLE                  395812
Markel Corp                    COM              570535104    43640   151569 SH        SOLE                  151569
Matav-Cable Sys Media LTD.     Spons ADR        576561104      275    12050 SH        SOLE                   12050
Mercury General Corp. New      COM              589400100     4510    90353 SH        SOLE                   90353
Mohawk Industries Inc.         COM              608190104    21205   257490 SH        SOLE                  257490
Old Republic International CorpCOM              680223104    12155   494881 SH        SOLE                  494881
Safeway Inc.                   COM NEW          786514208    21540  1046729 SH        SOLE                 1046729
SPDR TR                        UNIT SER 1       78462F103      335     2965 SH        SOLE                    2965
State Street Corp.             COM              857477103    13965   267875 SH        SOLE                  267875
TJX Companies Inc.             COM              872539101    43450  1769005 SH        SOLE                 1769005
Universal Health Services Inc  CL. B            913903100    33865   735074 SH        SOLE                  735074
Watts Industries Inc.          CL. A            942749102    15690   670624 SH        SOLE                  670624
Wells Fargo & Co. Del.         COM              949740104    32440   572462 SH        SOLE                  572462